Summary of Significant Accounting Policies (Details) - Schedule of class A common stock subject to redemption - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Schedule Of Class ACommon Stock Subject To Redemption [Abstract]
Gross proceeds	$ 250,000,000
Less:
Proceeds allocated to Public Warrants	(11,500,000)
Issuance costs allocated to Class A common stock	(20,699,265)
Plus:
Remeasurement of carrying value to redemption value	32,199,265	$ 2,755,071
Class A common stock subject to possible redemption	$ 250,000,000	$ 252,755,071